CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Ordinary shares	Preference shares	Additional paid-in capital	Retained earnings	Retained earnings Ordinary shares	Retained earnings Preference shares	Cumulative foreign currency translation adjustments:	Unrealized appreciation on available for sale investments:	Gain on derivatives, net of taxes
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		$ 0.6			$ 1,502.4			$ (165.5)	$ 84.5	$ 4.3
Net income/(loss) for the year	$ (56.4)
Dividends						$ 0.0	$ (44.5)
Change for the year, net of income taxes								(11.9)	108.0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,887.2	0.6			1,397.2			(177.4)	192.5	4.6
Net change from current period hedged transactions										0.3
Total accumulated other comprehensive (loss)/income	19.7
Net income/(loss) for the year	29.8
Dividends						0.0	(44.5)
Change for the year, net of income taxes								21.4	(157.9)
Preferred stock issuance cost	21.5
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,774.8	0.6	$ 753.5	$ 761.2	1,382.5			(156.0)	34.6	(1.6)
Net change from current period hedged transactions										(6.2)
Total accumulated other comprehensive (loss)/income	(123.0)
Aggregate liquidation preferences	775.0
Net income/(loss) for the year	48.4
Dividends						(20.0)	(22.2)
Change for the year, net of income taxes								(19.7)	(286.5)
Net income/(loss) for the year	51.1
Dividends						(40.0)	(44.6)
Change for the year, net of income taxes								(30.9)	(367.8)
Preferred stock issuance cost	21.5
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,469.0	0.6	753.5	761.2	1,388.7			(175.7)	(251.9)	(7.4)
Net change from current period hedged transactions										(5.8)
Total accumulated other comprehensive (loss)/income	(435.0)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,358.0	0.6	753.5	761.2	1,349.0			(186.9)	(333.2)	13.8
Net change from current period hedged transactions										15.4
Total accumulated other comprehensive (loss)/income	(506.3)
Aggregate liquidation preferences	775.0
Net income/(loss) for the year	218.9
Dividends						$ (20.0)	$ (22.2)
Change for the year, net of income taxes								7.6	10.7
Preferred stock issuance cost	21.5
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,548.7	$ 0.6	$ 753.5	$ 761.2	$ 1,525.7			$ (179.3)	$ (322.5)	9.5
Net change from current period hedged transactions										$ (4.3)
Total accumulated other comprehensive (loss)/income	(492.3)
Aggregate liquidation preferences	$ 775.0